Short-term loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Loans
Schedule of Short term loans

Bank Name	Maturities	Interest rate	Collateral/Guarantee/Co-borrower	December 31, 2025	December 31, 2024

Bank of Communications	December 2026	2.65%	Hong Wan	$662,955	$—
Total				662,955	—
			Current	$662,955	$—